Goodwill and Intangible Assets	12 Months Ended
Jun. 30, 2021
Disclosure of detailed information about intangible assets [abstract]
Goodwill and Intangible Assets	Goodwill and Intangible AssetsGoodwill
Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill amounts are not amortized, but rather tested for impairment at least annually during the fourth quarter, or when indicators of impairment exist.
Goodwill consisted of the following:

		Goodwill
	Note	(U.S. $ in thousands)
Balance as of June 30, 2019		$608,907
Additions	13	36,261
Effect of change in exchange rates		(28)
Balance as of June 30, 2020		$645,140
Additions	13	80,649
Effect of change in exchange rates		(31)
Balance as of June 30, 2021		$725,758
Additions to goodwill during fiscal year 2021 were as a result of the acquisitions completed during the fiscal year including, primarily Mindville AB (“Mindville”) and Chart.IO, Inc. (“Chartio”). Additions to goodwill during fiscal year 2020 were as a result of the acquisitions of Code Barrel Pty Ltd (“Code Barrel”), Halp, Inc. (“Halp”) and net working capital adjustments related to the acquisition of AgileCraft LLC (“AgileCraft”). See Note 13, “Business combinations” for additional information regarding acquisitions.
Intangible assets
Intangible assets consisted of the following:

	Patents, Trademarks and Other Rights	Acquired Developed Technology	Customer Relationships	Total
	(U.S. $ in thousands)
As of June 30, 2020
Opening cost balance	$27,295	$197,093	$125,852	$350,240
Additions	500	18,100	2,650	21,250
Disposals	—	(449)	—	(449)
Closing cost balance	27,795	214,744	128,502	371,041

Opening accumulated amortization	(17,828)	(118,523)	(62,914)	(199,265)
Amortization charge	(5,377)	(29,072)	(8,086)	(42,535)
Disposals	—	449	—	449
Closing accumulated amortization	(23,205)	(147,146)	(71,000)	(241,351)
Net book balance	$4,590	$67,598	$57,502	$129,690

As of June 30, 2021
Opening cost balance	$27,795	$214,744	$128,502	$371,041
Additions	1,800	23,005	1,849	26,654
Disposals	(220)	(6,900)	(310)	(7,430)
Closing cost balance	29,375	230,849	130,041	390,265

Opening accumulated amortization	(23,205)	(147,146)	(71,000)	(241,351)
Amortization charge	(1,124)	(21,691)	(8,939)	(31,754)
Disposals	220	6,900	310	7,430
Closing accumulated amortization	(24,109)	(161,937)	(79,629)	(265,675)
Net book balance	$5,266	$68,912	$50,412	$124,590
As of June 30, 2021, no development costs have qualified for capitalization, and all development costs have been expensed as incurred.
As of June 30, 2021, the remaining amortization period for patents, trademarks and other rights ranged from one year to ten years. The remaining amortization period for acquired developed technology ranged from approximately one year to five years. The remaining amortization period for customer relationships ranged from one year to seven years.